10. Convertible Note Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 9 – CONVERTIBLE NOTE PAYABLE

The following is a summary of convertible notes payable as of September 30, 2020:

Note*	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 2	10/31/2019	12/15/2020	8%	$208,000	$19,945	$188,055
Note 3	12/5/2019	12/5/2020	8%	62,000	4,685	57,315
Note 4	12/31/2019	12/31/2020	8%	62,000	3,225	58,775
Note 5	1/27/2020	1/27/2021	8%	184,000	11,101	172,899
Note 6	2/19/2020	2/19/2021	8%	78,000	7,640	70,360
Note 7	3/10/2020	3/10/2021	8%	78,000	9,374	68,626
Note 8	8/4/2020	8/4/2021	8%	156,000	45,077	110,923
				$828,000	$101,047	$726,953

* Note 1 in the amount of $82,000 was fully converted as of September 30, 2020.

Between October 4, 2019 and August 4, 2020, the Company issued to GS Capital Partners, LLC, an accredited investor (“GS Capital”), Convertible Promissory Notes aggregating a principal amount of $910,000. The Company received an aggregate net proceeds of $875,500 after $34,500 in original note discount. The Company has agreed to pay interest on the unpaid principal balance at the rate of eight percent (8%) per annum from the date on which Notes are issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Notes, provided it makes a payment to GS Capital as set forth in the agreements.

The outstanding principal amount of the Notes is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the Notes. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock.

Accounting Considerations

The Company has accounted for the Notes as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative features consisted of the embedded conversion option and default puts. The conversion option and default puts bear risks of equity which were not clearly and closely related to the host debt agreement and required bifurcation. The contracts do not permit the Company to settle in registered shares and the contracts also contain make-whole provisions both of which preclude equity classification. Current accounting principles that are also provided in ASC 815 do not permit an issuer to account separately for individual derivative terms and features that require bifurcation and liability classification. Rather, such terms and features must be and were bundled together and fair valued as a single, compound embedded derivative.

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Total
Compound embedded derivative	$26,395	$68,030	$15,893	$10,812	$25,834	$14,095	$17,636	$42,463	$221,156
Convertible notes payable	48,605	133,970	44,107	49,188	152,666	60,905	57,364	107,537	654,344
Original issue discount	7,000	6,000	2,000	2,000	5,500	3,000	3,000	6,000	34,500
Face value	$82,000	$208,000	$62,000	$62,000	$184,000	$78,000	$78,000	$156,000	$910,000

The net proceeds were allocated to the compound embedded derivative and original issue discount. The notes will be amortized up to its face value over the life of Notes based on an effective interest rate. Amortization expense and interest expense for the six months ended September 30, 2020 is as follows:

Note	Interest Expense	Accrued Interest Balance	Amortization of Debt Discount	Unamortized Discount
Note 1	$1,015	$-	$18,870	$0
Note 2	8,343	13,958	33,352	19,945
Note 3	2,487	4,077	8,335	4,685
Note 4	2,487	3,723	5,955	3,225
Note 5	7,380	9,961	15,408	11,101
Note 6	3,129	3,829	8,186	7,640
Note 7	3,129	3,488	9,774	9,374
Note 8	6,975	6,975	3,386	45,077
	$34,945	$46,011	$103,266	$101,047

On April 23, 2020, GS Capital converted $7,000 in principal and $341 in accrued interest of the October 4, 2019 $84,000 face value note into 4,292,915 shares of common stock. On July 31, 2020, GS Capital converted $7,500 in principal and $488 in accrued interest of the October 4, 2019 $84,000 face value note into 5,071,885 shares of common stock. On August 20, 2020, GS Capital converted $12,500 in principal and $871 in accrued interest of the October 4, 2019 $84,000 face value note into 8,468,394 shares of common stock. On September 9, 2020, GS Capital converted $55,000 in principal and $4,075 in accrued interest of the October 4, 2019 $84,000 face value note into 12,123,426 shares of common stock. As a result of the August and September conversions, the Company recorded $64,194 as loss on extinguishment of debt.

NOTE 10 – CONVERTIBLE NOTE PAYABLE

The following is a summary of convertible notes payable as of March 31, 2020:

Note Reference	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 1	10/4/2019	10/4/2020	8%	$82,000	$18,868	$63,132
Note 2	10/31/2019	12/15/2020	8%	208,000	53,298	154,702
Note 3	12/5/2019	12/5/2020	8%	62,000	13,021	48,979
Note 4	12/31/2019	12/31/2020	8%	62,000	9,181	52,819
Note 5	1/27/2020	1/27/2021	8%	184,000	26,509	157,491
Note 6	2/19/2020	2/19/2021	8%	78,000	15,826	62,174
Note 7	3/10/2020	3/10/2021	8%	78,000	19,147	58,853
				$754,000	$155,850	$598,150

Between October 4, 2019 and March 10, 2020, the Company issued to GS Capital Partners, LLC, an accredited investor (“GS Capital”), Convertible Promissory Notes aggregating a principal amount of $734,000. The Company received an aggregate net proceeds of $725,500 after $28,500 in original note discount. The Company has agreed to pay interest on the unpaid principal balance at the rate of eight percent (8%) per annum from the date on which Notes are issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Notes, provided it makes a payment to GS Capital as set forth in the agreements.

The outstanding principal amount of the Notes is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the Notes. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock.

Accounting Considerations

The Company has accounted for the Notes as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative features consisted of the embedded conversion option and default puts. The conversion option and default puts bear risks of equity which were not clearly and closely related to the host debt agreement and required bifurcation. The contracts do not permit the Company to settle in registered shares and the contracts also contain make-whole provisions both of which preclude equity classification. Current accounting principles that are also provided in ASC 815 do not permit an issuer to account separately for individual derivative terms and features that require bifurcation and liability classification. Rather, such terms and features must be and were bundled together and fair valued as a single, compound embedded derivative.

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Total
Compound embedded derivative	$26,395	$68,030	$15,893	$10,812	$25,834	$14,095	$17,633	$178,692
Convertible notes payable	48,605	133,970	44,107	49,188	152,666	60,905	57,367	546,808
Original issue discount	7,000	6,000	2,000	2,000	5,500	3,000	3,000	28,500
Face value	$82,000	$208,000	$62,000	$62,000	$184,000	$78,000	$78,000	$754,000

The net proceeds were allocated to the compound embedded derivative and original issue discount. The notes will be amortized up to its face value over the life of Notes based on an effective interest rate. Amortization expense, interest expense and accrued interest for the year ended March 31, 2020 is as follows:

Note	Interest Expense	Accrued Interest Balance	Amortization of Debt Discount
Note 1	$3,217	$3,217	$14,526
Note 2	5,956	5,956	20,732
Note 3	1,590	1,590	4,872
Note 4	1,237	1,237	3,631
Note 5	2,581	2,581	4,825
Note 6	701	701	1,269
Note 7	359	359	1,488
	$15,641	$15,641	$51,343